Notes and Amounts Receivable for Equity Issued	12 Months Ended
Dec. 31, 2022
Notes And Amounts Receivable For Equity Issued
Notes and Amounts Receivable for Equity Issued

11. Notes and Amounts Receivable for Equity Issued

	December 31, 2022	December 31, 2021
Notes receivable	$1,000,122	$1,158,832
Amounts receivable*	61,940	34,809
	$1,062,062	$1,193,641

*	Consists of receivables for the exercise of warrants and options at various exercise prices during the year ended December 31, 2021 and December 31, 2022. The receivables are unsecured, non-interest-bearing and due on demand.

During the year ended December 31, 2021, the Company entered into agreements with certain warrant and option holders for the following notes receivables as consideration for the exercise of warrants and options:

On July 31, 2021, the Company entered into a promissory note agreement with a principal sum of $60,000 CAD ($48,087 USD) with a maturity date of September 30, 2021 as consideration for the exercise of 500,000 warrants at approximately $0.12 CAD ($0.10 USD).

On July 31, 2021, the Company entered into promissory note agreements with a principal sum of $90,000 CAD ($72,131 USD) with a maturity date of November 30, 2021 as consideration for the exercise of 750,000 warrants at approximately $0.12 CAD ($0.10 USD).

On July 31, 2021, the Company entered into promissory note agreements with a principal sum of $78,000 CAD ($62,513 USD) with a maturity date of December 31, 2021 as consideration for the exercise of 650,000 warrants at approximately $0.12 CAD ($0.10 USD).

On July 31, 2021, the Company entered into promissory note agreements with a principal sum of $307,200 CAD ($246,206 USD) with a maturity date of July 28, 2023 as consideration for the exercise of 2,560,000 warrants at approximately $0.10 CAD ($0.10 USD).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

11.	Notes and Amounts Receivable for Equity Issued (continued)

On July 31, 2021, the Company entered into promissory note agreements with a principal sum of $360,000 CAD ($288,523 USD) with a maturity date of July 31, 2023 as consideration for the exercise of 3,000,000 warrants at approximately $0.12 CAD ($0.10 USD). During the year ended December 31, 2022, $147,065 CAD ($136,611 USD) in principal was repaid. $30,000 CAD ($22,099 USD) in principal and interest receivable of $8,427 CAD ($4,839 USD) was written off.

On November 10, 2021, the Company entered into promissory note agreements with a principal sum of $594,321 CAD ($467,089 USD) with a maturity date of November 10, 2022 as consideration for the exercise of 4,716,667 warrants with exercise prices ranging from approximately $0.12 CAD - $0.12 CAD ($0.08 USD - $0.10 USD), and 1,810,000 options with exercise prices ranging from approximately $0.08 CAD - $0.15 CAD ($0.06 USD - $0.12 USD).

The following is a continuity of the Company’s promissory note receivable:

	Notes receivable	Amounts receivable	Total
Balance, January 1, 2021	$-	$-	$-
Additions	1,184,549	34,809	1,219,358
Repayments	(23,745)	-	(23,745)
Accrued interest	17,733	-	17,733
Foreign exchange loss on revaluation	(19,705)	-	(19,705)
Balance, December 31, 2021	1,158,832	34,809	1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	$1,000,122	$61,940	$1,062,062

During the year ended December 31, 2022, the accrued interest income totaled $52,502 (2021 - $Nil). As at December 31, 2022, accrued interest of $52,538 was included in amounts receivable (Note 4).